Accounts and Other Receivables and Contract Assets - Summary of Detailed Information About Movements In Provision for Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
At the beginning of the year	¥ 639,501	¥ 630,848	¥ 688,378
Impairment loss recognized in the consolidated statement of comprehensive income	629,124	1,140,937	991,903
Written off during the year	(1,090,364)	(1,172,660)	(1,083,618)
Recovery of receivables written off previously	95,751	40,376	34,185
At the end of the year	¥ 274,012	¥ 639,501	¥ 630,848